WARRANTS (Details 1) - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014	Mar. 31, 2015	Sep. 30, 2014	Jun. 30, 2014
Equity-classified warrants [Abstract]
Weighted Average Exercise price (in dollars per share)			$ 0.85
Equity Classified Warrants [Member]
Equity-classified warrants [Abstract]
Number of shares (in shares)	26,019,583	19,897,928
Weighted Average Exercise price (in dollars per share)				$ 1.15	$ 1.15
Equity Classified Warrants [Member] | Consultant [Member]
Equity-classified warrants [Abstract]
Number of shares (in shares)	1,057,667	1,045,759
Weighted Average Exercise price (in dollars per share)	$ 1.91	$ 2.22
Investment Warrants Expiration Date Range Start	Dec. 31, 2015	May 31, 2015
Investment Warrants Expiration Date Range End	May 31, 2020	Aug. 31, 2019
Equity Classified Warrants [Member] | Financing 2010 [Member]
Equity-classified warrants [Abstract]
Number of shares (in shares)		1,022,943
Weighted Average Exercise price (in dollars per share)		$ 3.38
Investment Warrants Expiration Date Range Start		Jan. 31, 2015
Investment Warrants Expiration Date Range End		May 31, 2015
Equity Classified Warrants [Member] | Financing 2011 [Member]
Equity-classified warrants [Abstract]
Number of shares (in shares)	1,936,785	1,936,785
Weighted Average Exercise price (in dollars per share)	$ 3.24	$ 3.24
Investment Warrants Expiration Date Range Start	Jan. 01, 2016	Jan. 31, 2016
Investment Warrants Expiration Date Range End	Apr. 30, 2016	Apr. 30, 2016
Equity Classified Warrants [Member] | Financing 2012 [Member]
Equity-classified warrants [Abstract]
Number of shares (in shares)	296,366	296,366
Weighted Average Exercise price (in dollars per share)	$ 3.00	$ 3.00
Investment Warrants Expiration Date Range Start	Dec. 31, 2017
Investment Warrants Expiration Date	Dec. 31, 2017	Dec. 31, 2017
Equity Classified Warrants [Member] | Financing 2013 [Member]
Equity-classified warrants [Abstract]
Number of shares (in shares)	4,376,228	4,376,228
Weighted Average Exercise price (in dollars per share)	$ 1.97	$ 1.97
Investment Warrants Expiration Date Range Start		Dec. 31, 2017
Investment Warrants Expiration Date Range End	Aug. 31, 2018	Aug. 31, 2023
Equity Classified Warrants [Member] | Financing 2014 [Member]
Equity-classified warrants [Abstract]
Number of shares (in shares)	10,882,678	11,219,847
Weighted Average Exercise price (in dollars per share)	$ 0.82	$ 0.93
Investment Warrants Expiration Date Range Start	Dec. 31, 2015	Dec. 31, 2015
Investment Warrants Expiration Date Range End	Jun. 30, 2019	Jun. 30, 2019
Equity Classified Warrants [Member] | Financing 2015 [Member]
Equity-classified warrants [Abstract]
Number of shares (in shares)	7,469,859
Weighted Average Exercise price (in dollars per share)	$ 0.75
Investment Warrants Expiration Date Range Start	Jan. 31, 2017
Investment Warrants Expiration Date Range End	Jul. 31, 2020